BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Revenue Recognition
Revenue Recognition: Revenue is recognized when a performance obligation is satisfied as control of a good or service is transferred to a customer in the amount expected to be entitled at transfer. For each customer contract, the performance obligations are identified, the transaction price is allocated to the individual performance obligations, and revenue is recognized when these performance obligations are fulfilled and control of the good or service is transferred to the customer. The transfer of control of a good or service to customers is based on written sales terms that allow customers right of return when the good or service does not meet certain quality factors.
Revenue consists primarily of product revenue, which includes the sale of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories for fruit, tropical fruit and diversified produce, and two main product categories for vegetables, value-added vegetables and fresh-packed vegetables. Tropical fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, including berries, deciduous fruit and other fresh fruit whose growing and selling cycles are different than those of the Company’s pineapples and bananas. Value-added vegetables primarily include packaged salads and meal kits, and fresh-packed vegetables include other vegetables, such as iceberg, romaine, leaf lettuces and celery.
Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products. Additionally, the Company has certain marketing contracts where Dole is the principal, and the related product revenue and cost of sales are reported on a gross basis. Product revenue is recognized at a point in time when control of the goods has been transferred to the customer, which can be upon shipping or delivery, depending on the terms of sale.
Revenue also includes service revenue, which includes management fees, third-party freight and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on Company vessels. Net service revenue was less than 10% of total revenue for the years ended December 31, 2022, December 31, 2021 and December 31, 2020. See Note 5 “Revenue” for additional detail of the Company’s revenue by product and channel.
Dole’s incremental costs of obtaining a contract have primarily consisted of sales commissions, and the Company has elected the practical expedient to expense these costs that are related to contracts that are less than one year. These costs are included in selling, marketing and general and administrative expenses in the consolidated statements of operations. If these costs relate to contracts that are greater than one year, the incremental costs are capitalized as a contract asset and amortized over the period from which the contract is obtained until the performance obligations are met. Dole’s contracts are generally less than one year, and incremental costs of obtaining a contract are not material.
The Company treats shipping and handling costs that occur after the customer obtains control of the good as a fulfillment cost rather than a service performance obligation. Additionally, Dole has elected the practical expedient to exclude sales and other taxes imposed by government authorities on revenue-producing transactions from the transaction price.
The period between the transfer of a promised good or service to a customer and customer payment is expected to be less than one year and, as such, Dole has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component.
Revenue is recorded net of any sales allowances, sales promotions and sales incentives. Sales allowances are calculated based on historical claims information. Dole offers sales promotions and sales incentives to its customers (resellers) and to its consumers. Sales promotions are temporary price reductions on third-party sales, and sales incentives include consumer coupons and discounts, volume and timing rebates and product placement fees. Estimated sales discounts are recorded in the period in which the related sale is recognized. Volume rebates are recognized in the period of sale as a reduction of revenue based on Dole’s estimate of sales volume over the term of the arrangement. All other sales incentives are estimated using both historical trends and current volumes and assumptions. The Company also enters cooperative advertising arrangements in which Dole refunds a retailer for a portion of the costs incurred to advertise Dole’s products. The value of these arrangements is treated as a reduction of revenue, unless the arrangement is in exchange for a distinct good or service, in which case, these amounts are recorded in selling, marketing and general and administrative expenses in the consolidated statements of operations. Adjustments to sales estimates are made periodically as new information becomes available and actual sales volumes become known. Adjustments to these estimates have historically not been significant to Dole.
Cost of Sales	Cost of Sales: Cost of sales primarily consists of costs associated with the production or purchasing of inventory, packaging materials, labor, depreciation, overhead, transportation and other distribution costs. Cost of sales also includes recurring agricultural costs and shipping and handling costs, which are detailed below.
Agricultural Costs
Agricultural Costs: Plant costs, including seeds, trees, vines and stems, and preproduction costs, including land preparation, pre-planting and planting costs, are generally capitalized into inventory and charged to cost of sales when the related crop is harvested and sold, with the exception of pineapples, in which the costs are expensed as incurred. Certain plant and preproduction costs are capitalized to property, plant and equipment, depending on the crop, and charged to cost of sales over their life. All land development costs, including farm and soil improvements, are capitalized to property, plant and equipment. The useful lives for plant, preproduction and land development costs capitalized to property, plant and equipment are 2 to 25 years and are based on historical yields, climate and weather conditions and likelihood of disease and pest interference. Recurring agricultural costs after the preproduction period, including ongoing pruning, fertilization, watering and farm labor, are generally capitalized into inventory and charged to cost of sales when the related crop is harvested and sold, with the exception of pineapples and bananas, in which the costs are expensed as incurred, due to the continuous nature of production and associated costs incurred throughout the year.
As a result of the Acquisition, certain Legacy Dole pineapple and banana costs were recognized into inventory and property, plant and equipment at fair value to reflect the biological transformation of these crops. The fair value uplift related to these crops was reversed and recognized to cost of sales on a straight-line basis over their remaining growth and harvest cycle, which was complete as of December 31, 2022. See Note 4 “Business Combinations and Transactions” for further detail.

Shipping and Handling Costs	Shipping and Handling Costs: Amounts billed to third-party customers for shipping and handling are included as a component of revenue. Shipping and handling costs incurred are included as a component of cost of sales and represent fulfillment costs incurred by Dole to ship products from the sourcing location to the end customer and are not considered separate performance obligations.
Value-Added Taxes	Value-Added Taxes: Value-added taxes that are collected from customers and remitted to taxing authorities are excluded from revenue and cost of sales. Receivables related to value-added taxes are included within other receivables, net, and other assets in the consolidated balance sheets, depending on the expected timing of collection. Payables related to value-added taxes are included within payroll and other tax in the consolidated balance sheets.
Marketing and Advertising Costs	Marketing and Advertising Costs: Marketing and advertising costs, which include media, production and other promotional costs, are generally expensed in the period in which the marketing or advertising first takes place.
Research and Development Costs	Research and Development Costs: Research and development costs are expensed as incurred and are included in cost of sales or selling, marketing and general and administrative expenses in the consolidated statements of operations, based on the nature of the project.
Restructuring Costs	Restructuring Costs: Restructuring costs are expensed as incurred and included in cost of sales or selling, marketing, general and administrative expenses in the consolidated statements of operations, based on the nature of the cost.
Merger, Transaction and Other Related Costs	Merger, Transaction and Other Related Costs: Dole records and separately states merger, transaction and other related costs to reflect non-recurring acquisition and merger-related activities.
Gain on Asset Sales	Gain on Asset Sales: Gain on asset sales primarily consists of gains and losses incurred through the disposal of assets held-for-sale and actively marketed property and other property disposed in the ordinary course of business.
Gain on Disposal of a Business	Gain on Disposal of Businesses: Dole records and separately states the net gains and losses related to the disposal of businesses or subsidiaries. These disposals are the result of a business no longer meeting the strategic objective of the Company. While a divestiture may impact the operating results of the Company, the net impact of these disposals has not historically been significant.
Interest Income	Interest Income: Interest income comprises interest earned from funds invested and other receivables, such as interest earned on grower advances, and is recognized using the effective interest method over the term of the underlying agreement.
Interest Expense	Interest Expense: Interest expense comprises interest on borrowings, amortization of discounts and issuance costs related to borrowings, interest on finance lease liabilities, fees for the sale of trade receivables, debt extinguishment costs and arrangement fees for borrowings.
Income Taxes
Income Taxes: Dole accounts for deferred taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amount and the tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
A valuation allowance is provided to reduce deferred tax assets to the amount for which it is deemed more likely than not that future taxable income will not be sufficient to realize the related income tax benefits from these assets. The Company recognizes the benefit of a tax position only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that is recognized is the largest amount that is greater than 50.0% likely of being realized upon settlement. Income tax expense includes the effects of any resulting tax reserves or unrecognized tax benefits that are considered appropriate, as well as related net interest and penalties. In respect to undistributed earnings for foreign subsidiaries where those earnings are considered to be either indefinitely reinvested or could be distributed tax free, no deferred tax liability has been provided thereon.
The Company releases income tax effects from accumulated other comprehensive loss as individual items in accumulated other comprehensive loss are settled or otherwise disposed.

Discontinued Operations	Discontinued Operations: The disposal or held-for-sale designation of a component or a group of components is presented as discontinued operations when it represents a strategic shift that had, or will have, a major effect on Dole’s operations and financial results. A component of an entity comprises operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes.
Earnings (loss) per share ("EPS")	Earnings (loss) per share (“EPS”): Basic earnings (loss) per share is calculated by dividing the net income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, excluding any shares purchased by the Company and held as treasury shares. Diluted earnings (loss) per share is calculated by dividing the net income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding, after the adjustment for the effects of potentially issuable shares, such as restricted stock units and stock options with a dilutive effect.
Operating and Reportable Segments	Operating and Reportable Segments: Operating segments, defined as components of the Company that engage in business activities from which they earn revenue and incur expenses, are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”). The CODM, who is responsible for assessing performance and allocating resources amongst operating segments, is defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”). Dole has the following operating and reportable segments: Fresh Fruit, Diversified Fresh Produce – Europe, the Middle East and Africa (“Diversified Fresh Produce – EMEA”), Diversified Fresh Produce – Americas and the Rest of the World (“Diversified Fresh Produce – Americas & ROW”) and Fresh Vegetables.
Cash and Cash Equivalents	Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand and highly liquid investments, primarily money market funds and time deposits, with original maturities of three months or less. Whenever outstanding checks exceed cash balances, the balance of the book overdraft is reclassified to accounts payable in the consolidated balance sheets, and changes in book overdraft balances are presented within operating activities within the consolidated statements of cash flows.
Short-Term and Long-Term Investments	Short-Term and Long-Term Investments: Dole sponsors various non-qualified benefit and executive compensation plans, with plan assets held in Rabbi Trusts. Short-term investments include the portion of the Rabbi Trust securities portfolio that approximates the short-term liability of the frozen non-qualified Supplemental Executive Retirement Plan (“SERP”) defined benefit plan and the total liability of the non-qualified deferred compensation Excess Savings Plan (“ESP”). Long-term investments include the portion of the Rabbi Trust securities portfolio that will be used to fund a portion of the long-term liability of the SERP plan. Securities are recorded at fair value with realized and unrealized gains and losses included in earnings. Dole estimates the fair value of its investments using prices provided by its custodian.
Trade Receivables, Grower Advances and Other Receivables
Trade Receivables: Trade receivables are recognized net of allowances, which approximates fair value. Credit risk related to trade receivables is mitigated due to the large number of customers dispersed worldwide. To reduce credit risk, Dole performs periodic credit evaluations of its customers but does not generally require advance payments or collateral. Expected credit losses for newly recognized trade receivables, as well as changes to existing expected credit losses during the period, are recognized in selling, marketing, general and administrative expenses in the consolidated statements of operations. Refer to Note 8 “Receivables and Allowances for Credit Losses” for further detail on how the Company estimates these credit losses. No individual customer accounted for more than 10.0% of Dole’s revenue during the years ended December 31, 2022, December 31, 2021 and December 31, 2020, nor accounted for greater than 10.0% of Dole’s account receivables as of December 31, 2022 and December 31, 2021.
Dole regularly sells a portion of its trade receivables under arrangements with third-party financial institutions. The Company accounts for the transfers of trade receivables as sales when it has surrendered control, at which point the receivables are derecognized. Determining when control has transferred requires evaluation of the nature and extent of the Company’s involvement with the transferred receivables as well as consideration of certain legal and other factors. See Note 8 “Receivables and Allowances for Credit Losses” for further detail.
Grower Advances: Dole makes advances to third-party growers for various farming needs. Some of these advances are secured with crop harvests or other collateral owned by the growers. Dole monitors these receivables on a regular basis and estimates expected credit losses for all outstanding grower advances to determine if a related impairment loss and allowance should be recognized. These expected credit losses are evaluated on a case-by-case basis and are based on historical credit loss information, among other quantitative and qualitative factors. Grower advances are stated at the gross advance amount less allowances for expected credit losses.
Grower advances are disaggregated into short-term advances that mature in one year or less, which are included within grower advance receivables, net, in the consolidated balance sheets and long-term advances that are included in other assets in the consolidated balance sheets. See Note 8 “Receivables and Allowances for Credit Losses” for further detail on grower advances.
Other Receivables: Other receivables consists primarily of receivables from governmental institutions, hedging receivables and miscellaneous non-trade receivables. These receivables are recorded net of allowances established based on specific account data and factors such as historical losses, current economic conditions, age of receivables, the value of any collateral and payment status compared to payment terms. Receivables are written off against the allowance once management determines the receivable is uncollectible.
Concentration of Credit Risk	Concentration of Credit Risk: Financial instruments that potentially subject Dole to a concentration of credit risk principally consist of cash equivalents, investments, derivative contracts and grower advances. Credit risk related to trade receivables is mitigated through the Company’s large customer base and periodic credit valuations. Dole’s cash and investments are maintained with high quality financial institutions. Dole’s derivative contracts, which are discussed in greater detail below, are with major financial institutions. Dole’s grower advances are principally with farming enterprises and are generally secured by the underlying crop harvests or other collateral.
Inventories	Inventories: Inventories are valued at the lower of cost or net realizable value. Costs related to fresh produce are determined on the first-in, first-out basis. Specific identification and average cost methods are also used primarily for certain packing materials and operating supplies. In the normal course of business, the Company incurs certain crop growing costs such as land preparation, planting, fertilization, grafting, pruning and irrigation. Based on the nature of these costs and type of crop production, these costs may be capitalized into inventory. Generally, all recurring direct and indirect costs of growing crops for fresh produce other than bananas and pineapples are capitalized into inventory. These costs are recognized into cost of sales during each harvest period. Due to the nature of the Company’s inventory, reserves for excess production and obsolescence are not significant. Physical goods that have completed production and are held-for-sale in the ordinary course of business are classified as finished products. Inventories classified as raw materials represent goods that will be consumed in production, such as fresh fruit or vegetables to be modified from their original form and those awaiting packaging, as well as items such as consumer packing, labels and pallets. Goods that are in the course of production are classified as work in progress. Inventories classified as crop growing costs include costs incurred up to the time crops are produced in commercial quantities. In addition, agricultural and other operating supplies that are consumed indirectly in production, such as ripening agents, fertilizer and fuel, are also capitalized into inventory.
Assets Held-for-Sale and Actively Marketed Property	Assets Held-for-Sale and Actively Marketed Property: Dole reports a business or assets as held-for-sale when management has approved or received approval to sell the business or assets and is committed to a formal plan, the business or assets are available for immediate sale, the business or assets are being actively marketed, the sale is anticipated to occur during the ensuing year and the other specified criteria for held-for-sale classification are met. In certain situations when timing of the sale of land is uncertain and held-for-sale criteria are not met, Dole classifies such assets as actively marketed property. A business or assets classified as held-for-sale or land classified as actively marketed property are recorded at the lower of their carrying amount or estimated fair value less cost to sell. If their carrying amount exceeds their estimated fair value, a loss is recognized. Depreciation is not recorded on assets classified as held-for-sale or on land improvements associated with actively marketed property. Assets and liabilities related to a business classified as held-for-sale and actively marketed property are segregated in the consolidated balance sheets, and major classes are separately disclosed in the notes to the consolidated financial statements, commencing in the period in which the business or assets are classified as held-for-sale or actively marketed.
Investments in Unconsolidated Affiliates
Investments in Unconsolidated Affiliates: Investments in unconsolidated affiliates and joint ventures with ownership by Dole of 20% to 50% are recorded using the equity method, provided Dole has the ability to exercise significant influence. In addition, entities in which the Company has variable interests are also recorded using the equity method when it is determined that the Company is not the primary beneficiary in the relationship but has the ability to exercise significant influence. Under the equity method of accounting, a share of earnings and losses based on Dole’s ownership percentage in the investment is recorded in earnings each period. Unrealized gains and losses arising from transactions with equity method investments are eliminated to the extent of the Company’s interest in the equity.
All material equity method investments have the same fiscal year-end or a fiscal year-end within three months of the Company’s year-end. In the case of the latter, appropriate adjustments are made for the effects of significant transactions or events that occur between that date and the date of Dole’s consolidated financial statements. Where appropriate, the accounting policies of equity method investments have been adjusted to ensure consistency with the policies adopted by Dole.
All other unconsolidated investments where we do not have the ability to exercise significant influence are recorded at cost less impairment, adjusted for any observable price changes, as their fair value is not readily determinable. As of December 31, 2022 and December 31, 2021, substantially all of Dole’s investments in unconsolidated affiliates have been accounted for under the equity method.
Dole evaluates its equity method investments and investments held at cost for impairment when facts and circumstances indicate that the carrying value of such investments may not be recoverable. Dole reviews several factors to determine whether the loss is other than temporary, such as the length and extent of the fair value decline, the financial condition and near-term prospects of the investee and whether Dole has the intent to sell or will be required to sell before the investment’s anticipated recovery. If a decline in fair value is determined to be other than temporary, an impairment charge is recorded in the consolidated statements of operations.
Property, Plant and Equipment	Property, Plant and Equipment: Property, plant and equipment is stated at cost plus any asset retirement costs, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of these assets. Dole reviews long-lived assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable. If an evaluation of recoverability is required, the estimated undiscounted future cash flows directly associated with the asset are compared to the asset’s carrying amount. If this comparison indicates that there is an impairment, the amount of the impairment is calculated by comparing the carrying value to discounted expected future cash flows or comparable market values, depending on the nature of the asset group. Routine maintenance and repairs are expensed as incurred.
Dry-Docking Costs	Dry-Docking Costs: Dole incurs costs for planned major maintenance activities related to its vessels during regularly scheduled dry dockings that occur approximately every 2 to 7 years, depending on the age of the vessel. Costs incurred during the dry-docking period, such as overhaul costs, are capitalized and amortized to the next overhaul. Costs incurred during the dry-docking period relating to routine repairs and maintenance are expensed as incurred and included in cost of sales in the consolidated statements of operations.
Leases, lessor
Leases: Dole leases fixed assets for use in operations where leasing offers advantages of operating flexibility and is less expensive than alternative types of funding. Dole also leases land in countries where land ownership by foreign entities is restricted or where purchasing is not a viable option.
Dole’s leases are evaluated at inception or at any subsequent modification and, depending on the lease terms, are classified as either finance or operating leases. For leases with terms greater than one year, the Company recognizes a related asset (“right-of-use asset”) and obligation (“lease liability”) on the lease commencement date, calculated as the present value of lease payments over the lease term. Right-of-use assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Dole’s leases may include rental escalation clauses, renewal options and termination options that are factored into the determination of lease payments and lease term when appropriate. Dole’s lease agreements do not contain any residual value guarantees. The majority of Dole’s leases are classified as operating leases. Dole’s principal operating leases are for vessel containers that do not meet the finance lease criteria, ports, land and warehouse facilities. Dole’s finance leases primarily consist of vessel containers and machinery and equipment that meet the finance lease criteria. Dole’s decision to exercise any renewal options is primarily dependent on the level of business conducted at the location and the profitability of the renewal.
The Company has elected to account for lease and non-lease components as a single lease component in contracts where Dole is the lessee. When available, the rate implicit in the lease is used to discount lease payments to present value; however, most of Dole’s leases do not provide a readily determinable implicit rate. Therefore, the Company’s incremental borrowing rate is used to discount the lease payments based on information available at lease commencement.
When the Company acts as a lessor for contracts that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices at inception or modification of the lease. Also at lease inception, the Company determines whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset. If an arrangement contains lease and non-lease components, then the Company applies Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, to allocate the consideration in the contract. Dole recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as a part of other income (expense), net, in the consolidated statements of operations.

Leases, lessee
Leases: Dole leases fixed assets for use in operations where leasing offers advantages of operating flexibility and is less expensive than alternative types of funding. Dole also leases land in countries where land ownership by foreign entities is restricted or where purchasing is not a viable option.
Dole’s leases are evaluated at inception or at any subsequent modification and, depending on the lease terms, are classified as either finance or operating leases. For leases with terms greater than one year, the Company recognizes a related asset (“right-of-use asset”) and obligation (“lease liability”) on the lease commencement date, calculated as the present value of lease payments over the lease term. Right-of-use assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Dole’s leases may include rental escalation clauses, renewal options and termination options that are factored into the determination of lease payments and lease term when appropriate. Dole’s lease agreements do not contain any residual value guarantees. The majority of Dole’s leases are classified as operating leases. Dole’s principal operating leases are for vessel containers that do not meet the finance lease criteria, ports, land and warehouse facilities. Dole’s finance leases primarily consist of vessel containers and machinery and equipment that meet the finance lease criteria. Dole’s decision to exercise any renewal options is primarily dependent on the level of business conducted at the location and the profitability of the renewal.
The Company has elected to account for lease and non-lease components as a single lease component in contracts where Dole is the lessee. When available, the rate implicit in the lease is used to discount lease payments to present value; however, most of Dole’s leases do not provide a readily determinable implicit rate. Therefore, the Company’s incremental borrowing rate is used to discount the lease payments based on information available at lease commencement.
When the Company acts as a lessor for contracts that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices at inception or modification of the lease. Also at lease inception, the Company determines whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset. If an arrangement contains lease and non-lease components, then the Company applies Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, to allocate the consideration in the contract. Dole recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as a part of other income (expense), net, in the consolidated statements of operations.

Goodwill and Intangible Assets
Goodwill and Intangible Assets: Goodwill represents the excess cost of a business acquisition over the fair value of the net assets acquired, including the amount assigned to identifiable intangible assets. Dole tests goodwill for impairment at the reporting unit level annually on the first day of the fourth quarter of each fiscal year and when there is an indicator of impairment. Dole defines each of its four operating business segments as reporting units. The reporting units with allocated goodwill include Fresh Fruit, Diversified Fresh Produce – EMEA, and Diversified Fresh Produce – Americas & ROW. Other indefinite-lived intangible assets are also reviewed for impairment annually on the first day of the fourth quarter of each fiscal year, or more frequently if impairment indicators arise.
For the annual goodwill impairment test, management assesses qualitative factors to determine whether it is more likely than not that the fair value of each reporting unit with goodwill is less than its carrying amount. These qualitative factors include market and industry considerations, overall financial performance and other relevant events and factors affecting the reporting unit. If the results of the qualitative assessment indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative assessment is required for that reporting unit. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative assessment.
In the year ended December 31, 2022, Dole elected to bypass the qualitative test and performed a quantitative goodwill impairment assessment.
The quantitative assessment involves comparing the fair value of each reporting unit with allocated goodwill to its carrying amount. If the carrying amount of a reporting unit exceeds it estimated fair value, an impairment of goodwill is recognized up to the amount of goodwill allocated to the reporting unit. Fair values for reporting units are generally determined using a discounted cash flow model involving market multiples or appraised values, as appropriate. The present value models involve inputs which are sensitive and judgmental in nature, such as estimates of future financial performance, long-term cash flow projections and discount rates.Dole’s other indefinite-lived intangible assets, primarily consisting of the DOLE brand, are considered to have an indefinite life, because they are expected to generate cash flows indefinitely and, as such, are not amortized. Generally, the Company performs a qualitative assessment for each indefinite-lived intangible asset to determine if it is more likely than not that the carrying amount of the asset exceeds its fair value, which would require a quantitative assessment. The quantitative test compares the fair value of the indefinite-lived intangible to its carrying amount. If the carrying amount exceeds fair value, an impairment loss is recognized. Dole may also elect to bypass the qualitative assessment and perform a quantitative assessment.
Bank Overdrafts	Bank Overdrafts: The Company and its subsidiaries have a number of bank overdraft facilities which are primarily used to fund seasonal working capital requirements. The total of these facilities as of December 31, 2022 and December 31, 2021 was $8.6 million and $9.4 million, respectively. The facilities contain covenants customary for unsecured facilities of this kind, including financial covenants on maximum leverage and minimum interest cover. Bank overdrafts are classified as a current liability in the consolidated balance sheets.
Debt	Debt: Debt is carried at the principal amount borrowed, including unamortized discounts and premiums and debt issuance costs, when applicable. Debt discounts and issuance costs are amortized over the term of the debt agreement using the effective interest method and are presented as a direct reduction of debt in the consolidated balance sheets, except for those issuance costs related to revolving credit facilities or line-of-credit arrangements which are recorded as a prepaid asset in the consolidated balance sheets.
Workers Compensation and Loss Reserves	Workers Compensation and Loss Reserves: Dole self-insures certain losses arising out of workers compensation claims. Dole establishes workers compensation accruals for its self-insured programs based upon reported claims in process and actuarial estimates for losses incurred but not reported. Loss reserves, including incurred but not reported reserves, are estimated using actuarial methods, and ultimate settlements may vary significantly from such estimates due to increased claims frequency or the severity of claims. These estimates are recorded in accrued liabilities or other long-term liabilities in the consolidated balance sheets, depending on the estimate of the timing of settlement.
Derivative Financial Instruments, Fair Value Hedges and Cash Flow Hedges
Derivative Financial Instruments: Dole holds derivative instruments to hedge against risks in foreign currency exchange, fuel costs and interest rates on long-term borrowings. Dole estimates the fair value of its derivatives, including any credit valuation adjustments, using market-based inputs. All realized gains and losses under designated cash flow hedges are included in earnings in the consolidated statements of operations, and unrealized gains and losses are included in other comprehensive income (loss). For all other hedges not designated as hedging instruments, all realized and unrealized gains and losses are recorded in the same line item within the consolidated statements of operations as the activity that is being hedged from a financial risk management perspective. See Note 17 “Derivative Financial Instruments” for additional detail on derivative instruments.
Fair Value Hedges: The Company enters into fair value hedges to hedge foreign currency exposure of certain non-functional currency assets and liabilities. Dole enters into foreign currency forward contracts primarily to hedge the changes in fair value of intercompany loans denominated in a currency other than the U.S. dollar functional currency.
Cash Flow Hedges: The Company enters into cash flow hedges to hedge against variability in certain expected future cash flows related to foreign currency exchange, fuel costs and interest rates on long-term borrowings. Dole enters into foreign currency exchange forward contracts and option contracts to hedge a portion of its forecasted revenue, cost of sales and operating expense. In addition, Dole incurs significant fuel costs transporting products from the sourcing location to the end customer (reseller). To mitigate the price uncertainty of future purchases of bunker fuel, Dole enters into bunker fuel swap contracts. Similarly, in order to mitigate interest rate uncertainty on long-term debt, Dole enters into interest rate swap agreements.
Fair Value of Financial Instruments	Fair Value of Financial Instruments: Dole’s financial instruments primarily comprise cash and cash equivalents, short and long-term investments, short-term trade and grower receivables, trade payables and notes receivable, as well as long-term grower receivables, finance lease obligations, asset-based loans, contingent consideration and term loan facilities. The carrying amounts of short-term instruments, excluding Dole’s short-term Rabbi Trust investments that are recorded at fair value, approximate fair value because of their short maturity. Dole’s contingent consideration and long-term Rabbi Trust investments are recorded at fair value. Carrying amounts of other long-term financial instruments, excluding Dole’s term loans, approximate fair value, since the instruments bear interest at variable or fixed rates which approximate market rates. See Note 18 “Fair Value Measurements” for additional detail.Dole also holds retirement plan assets which are measured at fair value. Dole estimates the fair value of its retirement plan assets based on quoted market prices, dependent on availability. In instances where quoted market prices are not readily available, the fair value of the investment securities is estimated based on pricing models using observable or unobservable inputs. As a practical expedient, the Company uses net asset value (“NAV”) to measure certain investments without a readily determinable fair value within the Company’s pension asset portfolio.
Foreign Currency Exchange	Foreign Currency Exchange: The functional currency of Dole is the U.S. dollar. For subsidiaries with transactions that are denominated in a currency other than the functional currency, the net foreign currency exchange transaction gains or losses resulting from the translation of monetary assets and liabilities to the functional currency are included in the consolidated statements of operations. Transaction gains and losses were not material in the years ended December 31, 2022, December 31, 2021 and December 31, 2020. Net foreign currency exchange gains or losses resulting from the translation of assets and liabilities of foreign subsidiaries whose functional currency is not the U.S. dollar are recorded as a part of the cumulative translation adjustment in stockholders’ equity.
Pension and Postretirement Benefits	Pension and Postretirement Benefits: Dole sponsors several defined benefit pension plans and other postretirement benefit (“OPRB”) plans covering certain eligible employees. The funded status of these plans is recorded on the consolidated balance sheets, with overfunded plans presented in other assets and underfunded plans presented in pension and postretirement benefit liabilities. Net benefit obligations of underfunded plans that are due over the next year are presented as current liabilities. Actuarial assumptions including discount rates, salary increases, expected return on plan assets, mortality and other factors are used to measure the funded status and annual expense of the plans. Obligations and any assets associated with pension and postretirement benefit plans are measured at fair value as of December 31 each year.
Share-Based Compensation	Stock-Based Compensation: Stock-based compensation for Dole consists of restricted stock units (“RSUs”) and stock options. At their grant date, the RSUs with only a service condition are valued using the current share price, the RSUs with a market condition are valued using a Monte Carlo simulation approach and the stock options are valued using the Black Scholes pricing model. Stock-based compensation expense is recognized over the requisite service period, which is the vesting period of each award.
Redeemable Noncontrolling Interest ("NCI")
Redeemable Noncontrolling Interest (“NCI”): If a put option is held by a NCI in a subsidiary undertaking, whereby the holder of the put option can require Dole to acquire the NCI's ownership in the subsidiary at a future date, the Company examines the nature of such a put option to determine whether the put option is a separate financial instrument to, or embedded within, the NCI.
As the Company’s NCI containing put options have exercise prices based on future earnings of the related consolidated subsidiaries and meet the criteria for mezzanine classification, they are classified as redeemable NCI as mezzanine equity in the consolidated balance sheets. The options do not contain a limit to the amount that the Company could be required to pay upon exercise by the holder, and the embedded put and call features do not meet the criteria for bifurcation.
Both permanent and mezzanine-classified NCI are measured at fair value on the acquisition date. Each reporting period, net income and comprehensive income of a consolidated subsidiary is allocated to the controlling interest and NCI. When redemption of a mezzanine-classified NCI becomes probable, the NCI is accreted to its redemption value with the offset recorded to additional paid-in-capital in the consolidated statements of shareholders’ equity. These changes are accreted over the period prior to the earliest redemption date or recognized immediately as redemption occurs.
Guarantees	Guarantees: Dole makes guarantees as part of its normal business activities. Dole’s guarantees include guarantees of the indebtedness of some of its key fruit suppliers and other entities integral to Dole’s operations. Dole also issues bank guarantees as required by certain regulatory authorities, suppliers and other operating agreements, as well as to support the borrowings, leases and other obligations of its subsidiaries. The majority of Dole’s guarantees relate to guarantees of subsidiary obligations and are scoped out of the initial measurement and recognition accounting requirements related to guarantees.
Business Combination
Business Combinations: Business combinations are accounted for using the acquisition method of accounting. Application of this method of accounting requires that (i) identifiable assets acquired (including identifiable intangible assets) and liabilities assumed generally be measured at fair value as of the acquisition date, and (ii) the excess of the purchase price over the net fair value of identifiable assets acquired and liabilities assumed be recognized as goodwill.
Determining the fair value of assets acquired and liabilities assumed and the allocation of the purchase price requires management to use significant judgment and estimates, especially with respect to intangible assets. Estimates in valuing certain identifiable assets include, but are not limited to, the selection of valuation methodologies, estimates of future revenue and cash flows, expected long-term market growth, future expected operating expenses, costs of capital and appropriate discount rates. Management's estimates of fair value are based upon assumptions believed to be reasonable but which are inherently uncertain and unpredictable, and as a result, actual values may differ from these estimates. During the measurement period, certain adjustments may be recorded to the carrying fair value of the assets acquired and liabilities assumed with the corresponding offset to goodwill. After the measurement period, which could last up to one year after the transaction date, all adjustments are recorded in the consolidated statements of operations.
The NCI in acquired businesses are measured at fair value at the date of acquisition and are separately presented within stockholders' equity, distinct from equity attributable to Dole. Each reporting period, net income (loss) and comprehensive income (loss) of consolidated subsidiaries in which NCI are held are attributed to that NCI based on their equity interest in each consolidated subsidiary.
Contingent consideration is recognized and measured at fair value at the acquisition date. Any obligation of the Company to pay contingent consideration in connection with a business combination is classified as a liability as required by ASC 480, Distinguishing Liabilities from Equity; otherwise, it is classified as equity. Post-combination accounting for contingent consideration is impacted by its initial classification. When it is classified as a liability, it is remeasured at each reporting date at fair value, and any changes in fair value are reported within earnings. When it is classified as equity, the contingent consideration is not remeasured subsequently, and its settlement is accounted for within equity.
Contingencies	Contingencies: Estimated losses from contingencies are recognized at fair value if it is probable that an asset has been impaired or a liability has been incurred as of the date of the financial statements and the amount of that loss can be reasonably estimated. Gain contingencies are not recognized until realized. Judgment is used to assess whether a loss contingency is probable and estimable, and actual results may differ from that estimate.
New Accounting Pronouncements Adopted and New Accounting Not Yet Pronouncements Adopted
New Accounting Pronouncements Adopted
ASU 2020-04, ASU 2021-01, and ASU 2022-06 – Reference Rate Reform (Topic 848)
In March 2020, the FASB issued ASU 2020-04, Reference rate reform (Topic 848) – Facilitation of the effects of reference rate reform on financial reporting. The amendments in this update provide optional expedients and exceptions related to accounting for transactions affected by reference rate reform. The amendments only apply if certain criteria are met. The amendments in this update apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform.
In January 2021, the FASB issued ASU 2021-01, Reference rate reform (Topic 848) – Scope. The amendments in this update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting or contract price alignment that is modified as a result of reference rate reform. Amendments in this update also capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition.
In December 2022, the FASB issued ASU 2022-06, Reference rate reform (Topic 848) – Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of the Topic 848 relief guidance from December 31, 2022 to December 31, 2024 to accommodate for the delayed cessation of LIBOR.
These amendments are elective and are effective upon issuance for all entities. Topic 848 will be available through December 31, 2024. Dole has LIBOR-based borrowings and interest rate swaps that reference LIBOR. The Company has not yet modified any material contracts due to reference rate reform.
Dole has adopted certain elections under this guidance related to the assessment of hedge effectiveness of its LIBOR-based interest rate swaps. These elections include asserting the hedged forecasted transactions remain probable and assuming the reference rate will not be replaced for the remainder of the hedging relationships, regardless of expected contract term modifications due to reference rate reform. These elections allow the Company to apply hedge accounting to its LIBOR-based interest rate swaps, and there is no impact to Dole’s financial condition, results of operations, cash flows and related disclosures. The Company may adopt additional elections under this new guidance as its contracts referencing LIBOR are modified to reference other rates.
New Accounting Pronouncements Not Yet Adopted
The Company considered all new accounting pronouncements not yet adopted and determined they are not expected to have a material impact.